LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
LONG-TERM INVESTMENT
Accumulated impairment on equity investment	$ 56,083	$ 0
Investment In Maikailai Technologies Co. Ltd.
LONG-TERM INVESTMENT
Long-term investments	0	56,383
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	2,950	52,284
Equity Securities, FV-NI, Unrealized Gain (Loss)	849	$ 38,834	$ 13,450
Equity Securities, FV-NI, Realized Gain (Loss)	$ 56,083
Maikailai
LONG-TERM INVESTMENT
Percentage of equity interest				10.53%
Total consideration				$ 2,950